                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED OCTOBER 20, 2005

                                     TO THE
                CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

     Effective immediately, Rick Jones will no longer serve as the portfolio manager of the Mid Cap Value Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Mid Cap Value Fund on page 123 of the Prospectus:

        MID CAP VALUE FUND. Timothy P. Beyer and Patrick W. Rau are co-portfolio managers of the BB&T Mid Cap Value Fund.

        Mr. Beyer, CFA, joined Sterling Capital Management in 2004 and is currently an Executive Director. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund.

        Mr. Rau, CFA, worked at Bank of America Capital Management for six years before joining Sterling Capital Management in 2001, where he currently serves as an Executive Director. Prior to Sterling, Mr. Rau co-managed The Nations Convertible Securities Fund at Bank of America Capital Management. He also worked on a three-person team managing the Nations Small Company and Nations Mid Cap offerings.

     Effective immediately, Brad D. Eppard will no longer serve as the portfolio manager of the Total Return Bond Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Total Return Bond Fund on page 124 of the Prospectus:

        TOTAL RETURN BOND FUND. David M. Ralston is the portfolio manager of the BB&T Total Return Bond Fund. Mr. Ralston is a Managing Director and CIO of Sterling Capital Management, and is a Fixed Income Portfolio Manager and the head of Sterling's fixed income team. Mr. Ralston co-founded Trinity Capital Advisors in 1989, which merged into Sterling Capital Management in 1991.

     Effective immediately, the disclosure regarding the portfolio management of the International Equity Fund on page 124 of the Prospectus is replaced in its entirety with the following:

        INTERNATIONAL EQUITY FUND. Thomas Madsen is the portfolio manager of the BB&T International Equity Fund. Mr. Madsen is the Global Head of Equities at UBS Global Asset Management and has been a Managing Director of UBS Global Asset Management since February, 2000.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-RETAIL-R 1005

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED OCTOBER 20, 2005

                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2005, AS AMENDED MAY 26, 2005:

     Effective immediately, Rick Jones will no longer serve as the portfolio manager of the Mid Cap Value Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Mid Cap Value Fund on page 96 of the Prospectus:

        MID CAP VALUE FUND. Timothy P. Beyer and Patrick W. Rau are co-portfolio managers of the BB&T Mid Cap Value Fund.

        Mr. Beyer, CFA, joined Sterling Capital Management in 2004 and is currently an Executive Director. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund.

        Mr. Rau, CFA, worked at Bank of America Capital Management for six years before joining Sterling Capital Management in 2001, where he currently serves as an Executive Director. Prior to Sterling, Mr. Rau co-managed The Nations Convertible Securities Fund at Bank of America Capital Management. He also worked on a three-person team managing the Nations Small Company and Nations Mid Cap offerings.

     Effective immediately, Brad D. Eppard will no longer serve as the portfolio manager of the Total Return Bond Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Total Return Bond Fund on page 97 of the Prospectus:

        TOTAL RETURN BOND FUND. David M. Ralston is the portfolio manager of the BB&T Total Return Bond Fund. Mr. Ralston is a Managing Director and CIO of Sterling Capital Management, and is a Fixed Income Portfolio Manager and the head of Sterling's fixed income team. Mr. Ralston co-founded Trinity Capital Advisors in 1989, which merged into Sterling Capital Management in 1991.

     Effective immediately, the disclosure regarding the portfolio management of the International Equity Fund on page 97 of the Prospectus is replaced in its entirety with the following:

        INTERNATIONAL EQUITY FUND. Thomas Madsen is the portfolio manager of the BB&T International Equity Fund. Mr. Madsen is the Global Head of Equities at UBS Global Asset Management and has been a Managing Director of UBS Global Asset Management since February, 2000.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

SP-INST-R3 1005